Significant events - Exchange Offer (Details) $ / shares in Units, $ in Millions	Nov. 03, 2021 MXN ($) $ / shares	Nov. 02, 2021	Dec. 31, 2022 MXN ($)	Nov. 03, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Nov. 03, 2021 $ / shares	Mar. 23, 2021
Other capital disclosures
Accumulated reserves			$ 120,698		$ 118,748
Other liabilities			$ 24,675		$ 19,878
Banco Santander, S.A. (Spain)
Other capital disclosures
Percentage of repurchase of outstanding shares							(8.30%)
Ownership interest (as a percent)	96.16%	91.64%
Accumulated reserves	$ (264)
Other liabilities				$ 264
Banco Santander, S.A. (Spain) | ADS
Other capital disclosures
Share price | (per share)	$ 26.50					$ 132.50